Note 6 - Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finished goods	$ 2,730	$ 2,586
Work-in-process	2,501	3,341
Raw materials	4,099	3,348
	$ 9,330	$ 9,275